Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

Stock Option Grants

In January 2017, the Company granted 243,000 stock options to directors and officers for services. The options vest over a one year period, have an exercise price of $0.17, and have a five-year term.

Arrangements with LipoMedics

On February 6, 2017, we entered into a License Agreement (the “License Agreement”) with LipoMedics, Inc., a related party (“LipoMedics”) pursuant to which, among other things, we provided to LipoMedics a license to our SMARTICLES platform for the delivery of nanoparticles including small molecules, peptides, proteins and biologics. This represents the first time that our SMARTICLES technologies have been licensed in connection with nanoparticles delivering small molecules, peptides, proteins and biologics. On the same date, we also entered into a Stock Purchase Agreement with LipoMedics pursuant to which we issued to LipoMedics an aggregate of 862,068 shares of our common stock for a total purchase price of $250,000.

Under the terms of the License Agreement, we could receive up to $90 million in success-based milestones. In addition, if LipoMedics determines to pursue further development and commercialization of products under the License Agreement, LipoMedics agreed, in connection therewith, to purchase shares of our common stock for an aggregate purchase price of $500,000, with the purchase price for each share of common stock being the greater of $0.29 or the volume weighted average price of our common stock for the thirty (30) trading days immediately preceding the date on which LipoMedics notifies us that it intends to pursue further development or commercialization of a licensed product.

If LipoMedics breaches the License Agreement, we shall have the right to terminate the License Agreement effective sixty (60) days following delivery of written notice to LipoMedics specifying the breach, if LipoMedics fails to cure such material breach within such sixty (60) day period; provided, that if LipoMedics advises us in writing within such sixty (60) day period that such breach cannot reasonably be cured within such period, and if in our reasonable judgment, LipoMedics is diligently seeking to cure such breach during such period, then such period shall be extended an additional sixty (60) days for an aggregate of 120 days after written notice of termination, and if LipoMedics fails to cure such material breach by the end of such 120-day period, the License Agreement shall terminate in its entirety. LipoMedics may terminate the License Agreement by giving thirty (30) days’ prior written notice to us.

The licensing agreement between Marina and Lipomedics gave Lipomedics access to Marina’s portfolio of patents around SMARTICLES lipids for further development of Lipomedics’s proprietary phospholipid nanoparticles that can deliver protein, small molecule drugs, and peptides. These are not currently being developed at Marina Biotech and Marina Biotech has no IP around these products. In consideration Lipomedics agreed to the following fee schedule: 1) Evaluations License Fee. Simultaneous with the execution and delivery of this Agreement, Lipomedics shall enter into a Stock Purchase Agreement in form and substance reasonably acceptable to Marina and Lipomedics, pursuant to which Marina will sell to Lipomedics shares of the common stock of Marina for an aggregate purchase price of $250,000, with the purchase price for each share of Marina common stock being $0.29. 2) Commercial License Fee. Unless this Agreement is earlier terminated, within thirty (30) days following Lipomedics’s delivery of an Evaluation Notice advising that it intends to pursue, or cause to be pursued, further development and commercialization of Licensed Products, Lipomedics shall, in connection therewith (and as a condition thereto), enter into a Stock Purchase Agreement in form and substance reasonably acceptable to Marina and Lipomedics, pursuant to which Marina will sell to Lipomedics shares of the common stock of Marina for an aggregate purchase price of $500,000, with the purchase price for each share of Marina common stock being the greater of $0.29 or the volume weighted average price of the Marina common stock for the thirty (30) trading days immediately preceding the date on which Lipomedics delivers the Evaluation Notice to Marina. 3) For up to and including three Licensed Products, Lipomedics shall pay to Marina a milestone (collectively the “Sales Milestones”) of Ten Million Dollars ($10,000,000) upon reaching Commercial Sales in the Territory in any given twelve month period equal to or greater than Five Hundred Million Dollars ($500,000,000) for a given Licensed Product and of Twenty Million Dollars ($20,000,000) upon reaching Commercial Sales in any given twelve month period equal to or greater than One Billion Dollars ($1,000,000,000) for such Licensed Product, such payments to be made within thirty (30) days following the month in which such Commercial Sale targets are met. For clarity’s sake, the aggregate amount of Sales Milestones paid hereunder may not exceed in any event Ninety Million Dollars ($90,000,000). There are no milestone payments for Licensed Products for fourth or beyond. Lipomedics is developing next generation paclitaxel nanomedicine which include Abraxane that has achieved billion dollar sales.

Issuance of Shares to Service Providers

In February 2017, we entered into two privately negotiated transactions pursuant to which we committed to issue an aggregate of 6,153,684 shares of our common stock for an effective price per share of $0.29 to settle aggregate liability of approximately $948,000, which is reflected in accrued expenses as of December 31, 2016.

In addition, in February 2017, we issued 0.3 million shares of our common stock to a consultant providing investment advisory services.

Issuance of Shares to Officer

In February 2017, we issued 100,000 restricted shares of our common stock with a fair value of $0.14 per share to our CEO for services.